RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	¥ 1,802	¥ 2,779		$ 276
Due from related parties, non-current	25	25		4
Due to related parties, current	241	400		$ 37
Tongcheng-eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	151	217	¥ 190
Commissions to related parties	324	579	516
Tongcheng-eLong | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	1,084	2,149
Due to related parties, current	127	181
eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties			63
Commissions to related parties			66
Huazhu
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	78	72	61
BTG
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	49	91	93
LY.com
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions to related parties			¥ 6
Others | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	371	462
Due to related parties, current	114	219
Others | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:		168
Due from related parties, non-current	25	¥ 25
Tujia
RELATED PARTY TRANSACTIONS AND BALANCES
Loans provided to and interest income	347
Loans provided	340
Interest income from loans	7
Tujia | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	¥ 347
Tujia | Maximum [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans	18 months
Tujia | Minimum [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans	15 months